Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	ROAN RESOURCES, INC.
Trading Symbol	roan
Amendment Description	Amendment No. 2 to Form S-1
Entity Central Index Key	0001326428
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	true
Entity Emerging Growth Company	false
Entity Small Business	false